Long-Term Debt - Schedule of Future Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2023 (remaining nine months)	$ 4,688
2024	6,250	$ 6,250
2025	6,250	6,250
2026	6,250	6,250
2027	96,875	6,250
Long-term debt	$ 120,313	121,875
2027		$ 96,875